Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	January 31, 2021
Common Stock - 107.0%	Shares	Value

Activities Related to Credit Intermediation - 4.1%
Western Union Co.	300,000	$6,681,000

Biological Products, except Diagnostic Substances - 2.5%
Gilead Sciences, Inc.	62,000	4,067,200

Business Credit Institutions - 4.5%
Hercules Capital, Inc. (a)	498,552	7,313,758

Clothing Stores - 1.1%
Gap, Inc.	91,100	1,844,775

Crude Petroleum - 2.3%
EOG Resources, Inc.	73,000	3,720,080

Depository Credit Intermediation - 4.4%
The Bank of New York Mellon Corp (b)	70,000	2,788,100
KeyCorp (a)	260,000	4,383,600
		7,171,700

Drugs and Druggists' Sundries Merchant Wholesalers - 2.8%
Cardinal Health, Inc. (a)	85,000	4,567,050

Eating Places - 1.9%
Cracker Barrel Old Country Store, Inc. (c)	22,800	3,085,068

Electric Power Generation, Transmission and Distribution - 1.3%
ALLETE, Inc. (a)	33,000	2,073,720

Electric Services - 1.3%
CenterPoint Energy, Inc. (c)	100,000	2,109,000

Grocery Stores - 1.7%
The Kroger Co.	80,000	2,760,000

Insurance Carriers - 1.6%
First American Financial Corp. (b)	49,000	2,562,210

Investing - 3.1%
Main Street Capital Corp. (a)	160,000	5,091,200

Machinery, Equipment, and Supplies Merchant Wholesalers - 1.9%
MSC Industrial Direct Co, Inc. - Class A	40,000	3,102,800

Motor Vehicle Parts and Accessories - 4.6%
Magna International, Inc. ADR	105,000	7,376,250

Motor Vehicles - 2.6%
Ford Motor Co. (b)	399,300	4,204,629

National Commercial Banks - 7.8%
Citigroup, Inc. (a)	160,000	9,278,400
Huntington Bancshares, Inc. (b)	250,000	3,306,250
		12,584,650

Natural Gas Transmission - 7.0%
National Grid Plc ADR (a) (c)	90,000	5,227,200
ONEOK, Inc. (a) (c)	152,900	6,090,007
		11,317,207

Oil & Gas Field Services - 1.8%
Targa Resources Corp. (c)	105,000	2,873,850

Oil and Gas Extraction - 4.7%
Canadian Natural Resources Ltd. ADR (a) (c)	333,000	7,519,140

Petroleum and Coal Products Manufacturing - 7.5%
BP Plc ADR (a)	370,000	8,221,400
Chevron Corp. (a) (b)	45,000	3,834,000
		12,055,400

Petroleum Refining - 4.0%
TOTAL SE ADR (b)	152,000	6,396,160

Pharmaceutical Preparations - 4.6%
AbbVie, Inc.	15,100	1,547,448
Merck & Co., Inc. (b)	55,000	4,238,850
Pfizer, Inc. (a)	48,000	1,723,200
		7,509,498

Pipeline Transportation of Natural Gas - 3.5%
TC Energy Corp. ADR (a)	130,000	5,580,900

Radiotelephone Communications - 1.8%
Vodafone Group Plc ADR (a)	171,132	2,934,914

Retail - Variety Stores - 1.4%
Kohl's Corp.	20,000	881,200
Ollie's Bargain Outlet Holdings, Inc. (e)	14,000	1,326,220
		2,207,420

Security Brokers, Dealers, and Flotation Companies - 2.9%
Virtu Financial, Inc. - Class A	170,000	4,720,900

Services to Buildings and Dwellings - 0.4%
Rollins, Inc.	20,000	720,400

State Commerciall Banks - 3.2%
Citizens Financial Group, Inc. (a)	140,000	5,101,600

Steel Product Manufacturing from Purchased Steel - 2.1%
Steel Dynamics, Inc. (a)	100,000	3,427,000

Surety Insurance - 1.6%
Old Republic International Corp.	145,000	2,624,500

Telephone Communications (No Radiotelephone) - 4.4%
AT&T, Inc. (a)	150,000	4,294,500
BCE Inc. (Canada) ADR (c)	65,000	2,756,000
		7,050,500

Tobacco Manufacturing - 6.5%
Altria Group, Inc. (a)	150,000	6,162,000
Philip Morris International, Inc. (a)	55,000	4,380,750
		10,542,750

Total Common Stock (Cost $165,182,536)		172,897,229

Master Limited Partnership - 9.9%	Shares	Value

Investment Advice - 5.2%
AllianceBernstein Holding L.P. (a)	239,640	8,471,274

Natural Gas Transmission - 1.9%
Energy Transfer L.P. (b)	498,000	3,122,460

Pipelines (No Natrual Gas) - 2.8%
Magellan Midstream Partners, L.P.	100,000	4,446,000

Total Master Limited Partnership (Cost $13,527,406)		16,039,734

Real Estate Investment Trusts (REITs) - 7.2%	Shares	Value

Lamar Advertising Co. - Class A	33,000	2,665,740
Boston Properties, Inc.	35,000	3,194,450
STAG Industrial, Inc.	195,000	5,811,000
Total Real Estate Investment Trusts (REITs) (Cost $11,199,917)		11,671,190

Short-Term Investments: 1.1%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.15% (d)	1,829,499	1,829,499
Total Short-Term Investments (Cost $1,829,499)		1,829,499

Investments Purchased with Proceeds from Securities Lending: 3.3%
Mount Vernon Liquid Assets Portfolio LLC, 0.15% (d)	5,356,183	5,356,183
Total Investments Purchased with Proceeds from Securities Lending (Cost 5,356,183)		5,356,183

Total Investments - 128.5% (cost $197,095,541)		207,793,835
Total Value of Options Written (Premiums received $521,512) - (0.3%)		(479,919)
Other Assets and Liabilities - (28.2)%		(45,635,751)
Total Net Assets Applicable to Common Stockholders - 100.0%		$161,678,165

Note: Percentages indicated are based on the net assets of the Fund.

ADR	American Depository Receipt
(a)	All or a portion of this security has been pledged as collateral in connection with the Fund's Special Custody Account Agreement.
As of January 31, 2021, the total value of securities pledged as collateral for the Special Custody Account Agreement was $82,784,299
(b)	All or a portion of the security represents collateral for outstanding call or put option contracts written.
(c)	All or a portion of this security is on loan.
(d)	Rate indicated is the seven-day yield as of January 31, 2021.
(e)	Non-income producing security.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
January 31, 2021
(unaudited)

Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Call Options
AbbVie, Inc.	February 2021	120.00	75	(768,600)	$(1,500)
The Bank of New York Mellon Corp	February 2021	50.00	450	(1,792,350)	(1,350)
Boston Properties, Inc.	February 2021	100.00	175	(1,597,225)	(16,275)
Cardinal Health, Inc.	February 2021	61.00	300	(1,611,900)	(5,250)
Chevron Corp.	February 2021	100.00	200	(1,704,000)	(4,000)
Citizens Financial Group, Inc.	February 2021	45.00	1,400	(5,101,600)	(10,500)
Ford Motor Co.	February 2021	12.50	2,500	(2,632,500)	(42,500)
Ford Motor Co.	February 2021	13.50	1,493	(1,572,129)	(17,916)
Gap Inc.	February 2021	26.00	910	(1,842,750)	(20,020)
Huntington Bancshares Inc.	February 2021	16.00	2	(2,645)	(8)
KeyCorp	February 2021	19.00	800	(1,348,800)	(16,000)
The Kroger Co.	February 2021	34.00	300	(1,035,000)	(47,700)
Magna International, Inc.	February 2021	85.00	600	(4,215,000)	(18,000)
Ollie's Bargain Outlet Holdings, Inc.	February 2021	100.00	140	(1,326,220)	(84,000)
ONEOK, Inc.	February 2021	45.00	600	(2,389,800)	(31,800)
Pfizer, Inc.	February 2021	41.00	480	(1,723,200)	(6,240)
Philip Morris International, Inc.	February 2021	87.50	400	(3,186,000)	(17,600)
Rollins, Inc.	February 2021	40.00	2	(7,204)	(60)
Steel Dynamics, Inc.	February 2021	45.00	600	(2,056,200)	(3,600)
Virtu Financial, Inc.	February 2021	30.00	1,200	(3,332,400)	(135,600)
					(479,919)

Total Value of Options Written (Premiums received $521,512)					$(479,919)

At January 31, 2021, the Funds' assets carried at market value were classified as follows:

High Income-Equity Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$172,897,229	$-	$-	$172,897,229
Master Limited Partnerships	16,039,734	-	-	16,039,734
Real Estate Investment Trusts	11,671,190	-	-	11,671,190
Short-Term Investments (b)	1,829,499	-	-	1,829,499
Investments Purchased as
Securities Lending Collateral (c)	-	-	-	5,356,183
Total Investments in Securities	$202,437,652	$-	$-	$207,793,835
Liabilities
Written Options	$(464,169)	$(15,750)	$-	$(479,919)

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at January 31, 2021
(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Fund did not hold any Level 3 securities during the period ended January 31, 2021